Summary of Option Activities (Detail) (USD $)	1 Months Ended	12 Months Ended
	Mar. 02, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of options
Options Outstanding, Beginning Balance			609,750	1,339,750
Exercised			(368,160)	(119,644)
Forfeited	(150,000)		(241,590)	(610,356)
Options Outstanding, Ending Balance				609,750
Options Outstanding, Exercisable
Weighted average exercise price
Weighted average exercise price, Beginning Balance			$ 1.71	$ 2.51
Exercised			$ 0.72	$ 0.71
Forfeited			$ 3.21	$ 3.67
Weighted average exercise price, Ending Balance				$ 1.71
Weighted average exercise price, Exercisable
Weighted average remaining contractual term
Weighted average remaining contractual term, Ending Balance		0 years
Weighted average remaining contractual term, Exercisable		0 years
Aggregate intrinsic value
Aggregate intrinsic value, Ending Balance
Aggregate intrinsic value, Exercisable